OTHER BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 12,464,000	$ 17,181,000
Other	6,000	7,000
Total	12,470,000	17,188,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate, minimum (in hundredths)	135.00%
Federal home loan bank, advances, interest rate, maximum (in hundredths)	159.00%
Federal home loan bank stock	12,300,000
Unused borrowing capacity with FHLB	170,400,000
Interest expense on FHLB advances	900,000	1,100,000	1,200,000
FHLB advances terminated with no gain or loss	0	0	3,000,000
FHLB stock as percentages of unpaid principal balance (in hundredths)	1.00%
FHLB stock as percentages of outstanding advances (in hundredths)	5.00%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	12,464,000	17,181,000
Summary of repayments of FHLB Advances [Abstract]
Available for sale and loans, pledged to secure other borrowings	753,400,000
Federal Reserve Bank Advances [Member]
Federal Reserve Bank - Short-term borrowings [Line Items]
Unused borrowing capacity with the FRB	320,000,000
Fixed-Rate Advances [Member]
Summary of other borrowings [Abstract]
Advances from the FHLB	12,464,000	17,181,000
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2014, Amount		4,240,000
2016, Amount	2,205,000	2,313,000
2017, Amount	1,320,000	1,377,000
2018, Amount	5,671,000	5,888,000
2019, Amount	0	0
2020 and thereafter, Amount	3,268,000	3,363,000
Total FHLB advances, Amount	12,464,000	17,181,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2014, Rate (in hundredths)		5.73%
2016, Rate (in hundredths)	6.55%	6.55%
2017, Rate (in hundredths)	7.04%	7.04%
2018, Rate (in hundredths)	5.99%	5.99%
2020 and thereafter, Rate (in hundredths)	7.49%	7.49%
Total FHLB advances, Rate (in hundredths)	6.59%	6.38%
Advances from Federal Home Loan Bank ("FHLB") [Member]
Summary of repayments of FHLB Advances [Abstract]
2015	515,000
2016	2,521,000
2017	1,587,000
2018	5,042,000
2019	143,000
2020 and thereafter	2,656,000
Total	$ 12,464,000